Salaries and social security taxes payable (Tables)	12 Months Ended
Dec. 31, 2023
Salaries And Social Security Taxes Payable
Schedule of salaries and social security taxes payable

	12.31.23	12.31.22
Non-current
Seniority-based bonus	2,449	2,402

Current
Salaries payable and provisions	23,375	25,719
Social security payable	2,988	3,276
Early retirements payable	273	89
Total current	26,636	29,084

Schedule of salaries and social security taxes charged to profit or loss

	12.31.23	12.31.22	12.31.21
Salaries	79,746	73,390	68,305
Social security taxes	31,012	28,541	26,563
Total salaries and social security taxes	110,758	101,931	94,868